Net Loss Per Share - Basis and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Loss Per Share
Net loss attributable to common stockholders	$ (9,579)	$ (4,202)	$ (29,397)	$ (17,347)
Weighted-average common shares outstanding, basic (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Weighted-average common shares outstanding, diluted (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.5)	$ (0.22)	$ (1.53)	$ (0.91)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.5)	$ (0.22)	$ (1.53)	$ (0.91)